SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2021
SHARE-BASED COMPENSATION
Schedule of Share-based compensation recognized in operating expenses

	Year ended December 31,
	2019	2020	2021

	(HK$ in thousands)
Research and development expenses	12,055	20,579	75,755
General and administrative expenses	3,374	10,354	14,020
Selling and marketing expenses	538	1,640	9,138
Total share-based compensation expenses	15,967	32,573	98,913

Summary of the stock option activity under the 2014 and 2019 Share Incentive Plan

	Options granted	Weighted average
	share number	exercise price per option (US$)
Outstanding at December 31, 2019	23,718,626	0.5161
Exercised	(5,048,824)	0.4293
Granted	2,489,832	0.6810
Forfeited	(2,117,298)	0.5588
Outstanding at December 31, 2020	19,042,336	0.5628

Exercised	(5,875,592)	0.4365
Granted	1,080,000	0.0444
Forfeited	(905,278)	0.6539
Outstanding at December 31, 2021	13,341,466	0.5703

Summary of share options outstanding

	As of December 31, 2021
			Weighted-
			average
		Weighted-	remaining
		average	exercise
	Options	exercise price	contractual life	Aggregate
	number	per option	(years)	intrinsic value
		US$		US$ in thousand
Options
Outstanding	13,341,466	0.5703	3.42	165,157
Exercisable	2,825,014	0.5729	2.85	34,964
Expected to vest	10,516,452	0.5696	3.57	130,193

Summary of fair value of options granted using the binomial option pricing model

	2019	2020	2021

Risk-free interest rate	1.67%	0.27%-0.36%	0.09%-0.89%
Expected term (in years)	5.00	5.00	5.00
Expected dividend yield	0%	0%	0%
Expected volatility	45%	40%	40%
Expected forfeiture rate (post-vesting)	15%	15%	15%

Summary of activities of the restricted share units granted to employees under the plan

The following table summarizes activities of the Company’s restricted share units granted to employees under the plan:

		Weighted -
		average grant date
	Shares awarded number	fair value per share(US$)
Outstanding at December 31, 2020	6,067,400	4.6827
Vested	(929,672)	4.6827
Granted	12,105,712	5.7371
Forfeited	(281,576)	5.4426
Outstanding at December 31, 2021	16,961,864	5.6793